Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000020574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Core Bond Fund-Investor Class
Without Sales Load [Member] | C000020574
Average Annual Return [Line Items]
Average Annual Return, Percent	0.65%	(0.95%)	0.79%
VALUELINE INDEX: BLOOMBERG U.S. AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%